Intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets
At beginning of period	£ 7,588
Impairment of intangible assets	23	£ 21
At end of period	7,292	7,588
Intangible assets	7,292	7,588
Goodwill	£ 5,520	£ 5,675
Expected growth rate	1.40%	1.40%
Retail Banking
Intangible assets
Goodwill	£ 2,607	£ 2,607
Pre-tax discount rate	16.00%	16.00%
Ring - Fenced Bank Commercial & Institutional and Private Banking & Wealth Management
Intangible assets
Pre-tax discount rate	16.90%	16.00%
RBS International
Intangible assets
Pre-tax discount rate	16.70%	14.60%
Other cash-generating units
Intangible assets
Goodwill	£ 309	£ 464
Ring-Fenced Bank Commercial & Institutional
Intangible assets
Goodwill	2,604	2,604
Cost
Intangible assets
At beginning of period	14,868	14,537
Currency translation and other adjustments	59	(69)
Additions	617	614
Disposals and write-off of fully amortised assets	(9)	(214)
Reclassifications to assets held for sale	198
At end of period	15,337	14,868
Intangible assets	15,337	14,868
Accumulated impairment, depreciation and amortisation
Intangible assets
At beginning of period	(7,280)	(6,923)
Currency translation and other adjustments	(66)	24
Disposals and write-off of fully amortised assets	5	201
Reclassifications to assets held for sale	(8)
Impairment of intangible assets	23	21
Amortisation charge for the year	689	561
At end of period	(8,045)	(7,280)
Intangible assets	(8,045)	(7,280)
Goodwill
Intangible assets
At beginning of period	5,675
At end of period	5,520	5,675
Intangible assets	5,520	5,675
Goodwill | Cost
Intangible assets
At beginning of period	10,086	10,090
Currency translation and other adjustments		(4)
Reclassifications to assets held for sale	155
At end of period	9,931	10,086
Intangible assets	9,931	10,086
Goodwill | Accumulated impairment, depreciation and amortisation
Intangible assets
At beginning of period	(4,411)	(4,410)
Impairment of intangible assets		1
At end of period	(4,411)	(4,411)
Intangible assets	(4,411)	(4,411)
Intangible assets other than goodwill
Intangible assets
At beginning of period	1,913
At end of period	1,772	1,913
Intangible assets	1,772	1,913
Intangible assets other than goodwill | Cost
Intangible assets
At beginning of period	4,782	4,447
Currency translation and other adjustments	59	(65)
Additions	617	614
Disposals and write-off of fully amortised assets	(9)	(214)
Reclassifications to assets held for sale	43
At end of period	5,406	4,782
Intangible assets	5,406	4,782
Intangible assets other than goodwill | Accumulated impairment, depreciation and amortisation
Intangible assets
At beginning of period	(2,869)	(2,513)
Currency translation and other adjustments	(66)	24
Disposals and write-off of fully amortised assets	5	201
Reclassifications to assets held for sale	(8)
Impairment of intangible assets	23	20
Amortisation charge for the year	689	561
At end of period	(3,634)	(2,869)
Intangible assets	£ (3,634)	£ (2,869)